Convertible and redeemable preferred shares (Schedule of Fair Value Assumptions) (Details) (Preferred Stock [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock [Member]
Fair Value Inputs, Equity, Quantitative Information [Line Items]
Risk-free interest rate		1.64%
Volatility		45.96%
Dividend yield
Discount rate		27.60%